Applicable laws and regulations - Schedule of based on the classification of risks, collateral and in compliance with SBP Rule No. 4 2013 (Details ) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Corporations	$ 9,181,301
Current
Statement [Line Items]
Corporations	9,144,261
Past due
Statement [Line Items]
Corporations	20,000
Delinquent
Statement [Line Items]
Corporations	17,040
Loans Portfolio
Statement [Line Items]
Corporations	9,181,301
Amortized cost
Statement [Line Items]
Corporations	9,104,725	$ 8,375,172
Loans and advances to banks	2,651,502	2,934,840
Specific Provision	49,033	20,496
Amortized cost | Current
Statement [Line Items]
Corporations	9,067,685	8,365,065
Loans and advances to banks	2,651,502	2,934,840
Amortized cost | Past due
Statement [Line Items]
Corporations	20,000	0
Loans and advances to banks	0	0
Amortized cost | Delinquent
Statement [Line Items]
Corporations	17,040	10,107
Loans and advances to banks	0	0
Amortized cost | Loans Portfolio
Statement [Line Items]
Corporations	9,104,725	8,375,172
Loans and advances to banks	2,651,502	2,934,840
FVOCI
Statement [Line Items]
Corporations	76,576
FVOCI | Current
Statement [Line Items]
Corporations	76,576
FVOCI | Past due
Statement [Line Items]
Corporations	0
FVOCI | Delinquent
Statement [Line Items]
Corporations	0
FVOCI | Loans Portfolio
Statement [Line Items]
Corporations	76,576
Normal
Statement [Line Items]
Corporations	9,041,260
Normal | Amortized cost
Statement [Line Items]
Corporations	8,964,684	8,311,173
Loans and advances to banks	2,651,502	2,934,840
Specific Provision	0	0
Normal | FVOCI
Statement [Line Items]
Corporations	76,576
Special mention
Statement [Line Items]
Corporations	101,333
Special mention | Amortized cost
Statement [Line Items]
Corporations	101,333	46,959
Loans and advances to banks	0	0
Specific Provision	20,267	9,392
Special mention | FVOCI
Statement [Line Items]
Corporations	0
Substandard
Statement [Line Items]
Corporations	0
Substandard | Amortized cost
Statement [Line Items]
Corporations	0	0
Loans and advances to banks	0	0
Specific Provision	0	0
Substandard | FVOCI
Statement [Line Items]
Corporations	0
Doubtful
Statement [Line Items]
Corporations	26,933
Doubtful | Amortized cost
Statement [Line Items]
Corporations	26,933	6,933
Loans and advances to banks	0	0
Specific Provision	21,546	5,546
Doubtful | FVOCI
Statement [Line Items]
Corporations	0
Unrecoverable
Statement [Line Items]
Corporations	11,775
Unrecoverable | Amortized cost
Statement [Line Items]
Corporations	11,775	10,107
Loans and advances to banks	0	0
Specific Provision	7,220	5,558
Unrecoverable | FVOCI
Statement [Line Items]
Corporations	0
Corporations | Amortized cost
Statement [Line Items]
Corporations	6,335,054	5,358,001
Corporations | Amortized cost | Current
Statement [Line Items]
Corporations	6,298,014	5,347,894
Corporations | Amortized cost | Past due
Statement [Line Items]
Corporations	20,000	0
Corporations | Amortized cost | Delinquent
Statement [Line Items]
Corporations	17,040	10,107
Corporations | Amortized cost | Loans Portfolio
Statement [Line Items]
Corporations	6,335,054	5,358,001
Corporations | FVOCI
Statement [Line Items]
Corporations	52,261
Corporations | FVOCI | Current
Statement [Line Items]
Corporations	52,261
Corporations | FVOCI | Past due
Statement [Line Items]
Corporations	0
Corporations | FVOCI | Delinquent
Statement [Line Items]
Corporations	0
Corporations | FVOCI | Loans Portfolio
Statement [Line Items]
Corporations	52,261
Corporations | Normal | Amortized cost
Statement [Line Items]
Corporations	6,195,013	5,294,002
Corporations | Normal | FVOCI
Statement [Line Items]
Corporations	52,261
Corporations | Special mention | Amortized cost
Statement [Line Items]
Corporations	101,333	46,959
Corporations | Special mention | FVOCI
Statement [Line Items]
Corporations	0
Corporations | Substandard | Amortized cost
Statement [Line Items]
Corporations	0	0
Corporations | Substandard | FVOCI
Statement [Line Items]
Corporations	0
Corporations | Doubtful | Amortized cost
Statement [Line Items]
Corporations	26,933	6,933
Corporations | Doubtful | FVOCI
Statement [Line Items]
Corporations	0
Corporations | Unrecoverable | Amortized cost
Statement [Line Items]
Corporations	11,775	10,107
Corporations | Unrecoverable | FVOCI
Statement [Line Items]
Corporations	0
Private | Amortized cost
Statement [Line Items]
Loans and advances to banks	2,401,466	2,521,065
Private | Amortized cost | Current
Statement [Line Items]
Loans and advances to banks	2,401,466	2,521,065
Private | Amortized cost | Past due
Statement [Line Items]
Loans and advances to banks	0	0
Private | Amortized cost | Delinquent
Statement [Line Items]
Loans and advances to banks	0	0
Private | Amortized cost | Loans Portfolio
Statement [Line Items]
Loans and advances to banks	2,401,466	2,521,065
Private | FVOCI
Statement [Line Items]
Loans and advances to banks	19,363
Private | FVOCI | Current
Statement [Line Items]
Loans and advances to banks	19,363
Private | FVOCI | Past due
Statement [Line Items]
Loans and advances to banks	0
Private | FVOCI | Delinquent
Statement [Line Items]
Loans and advances to banks	0
Private | FVOCI | Loans Portfolio
Statement [Line Items]
Loans and advances to banks	19,363
Private | Normal | Amortized cost
Statement [Line Items]
Loans and advances to banks	2,401,466	2,521,065
Private | Normal | FVOCI
Statement [Line Items]
Loans and advances to banks	19,363
Private | Special mention | Amortized cost
Statement [Line Items]
Loans and advances to banks	0	0
Private | Special mention | FVOCI
Statement [Line Items]
Loans and advances to banks	0
Private | Substandard | Amortized cost
Statement [Line Items]
Loans and advances to banks	0	0
Private | Substandard | FVOCI
Statement [Line Items]
Loans and advances to banks	0
Private | Doubtful | Amortized cost
Statement [Line Items]
Loans and advances to banks	0	0
Private | Doubtful | FVOCI
Statement [Line Items]
Loans and advances to banks	0
Private | Unrecoverable | Amortized cost
Statement [Line Items]
Loans and advances to banks	0	0
Private | Unrecoverable | FVOCI
Statement [Line Items]
Loans and advances to banks	0
State-owned | Amortized cost
Statement [Line Items]
Loans and advances to banks	250,036	413,775
State-owned | Amortized cost | Current
Statement [Line Items]
Loans and advances to banks	250,036	413,775
State-owned | Amortized cost | Past due
Statement [Line Items]
Loans and advances to banks	0	0
State-owned | Amortized cost | Delinquent
Statement [Line Items]
Loans and advances to banks	0	0
State-owned | Amortized cost | Loans Portfolio
Statement [Line Items]
Loans and advances to banks	250,036	413,775
State-owned | FVOCI
Statement [Line Items]
Loans and advances to banks	4,952
State-owned | FVOCI | Current
Statement [Line Items]
Loans and advances to banks	4,952
State-owned | FVOCI | Past due
Statement [Line Items]
Loans and advances to banks	0
State-owned | FVOCI | Delinquent
Statement [Line Items]
Loans and advances to banks	0
State-owned | FVOCI | Loans Portfolio
Statement [Line Items]
Loans and advances to banks	4,952
State-owned | Normal | Amortized cost
Statement [Line Items]
Loans and advances to banks	250,036	413,775
State-owned | Normal | FVOCI
Statement [Line Items]
Loans and advances to banks	4,952
State-owned | Special mention | Amortized cost
Statement [Line Items]
Loans and advances to banks	0	0
State-owned | Special mention | FVOCI
Statement [Line Items]
Loans and advances to banks	0
State-owned | Substandard | Amortized cost
Statement [Line Items]
Loans and advances to banks	0	0
State-owned | Substandard | FVOCI
Statement [Line Items]
Loans and advances to banks	0
State-owned | Doubtful | Amortized cost
Statement [Line Items]
Loans and advances to banks	0	0
State-owned | Doubtful | FVOCI
Statement [Line Items]
Loans and advances to banks	0
State-owned | Unrecoverable | Amortized cost
Statement [Line Items]
Loans and advances to banks	0	0
State-owned | Unrecoverable | FVOCI
Statement [Line Items]
Loans and advances to banks	0
Sovereign | Amortized cost
Statement [Line Items]
Sovereign	118,169	82,331
Sovereign | Amortized cost | Current
Statement [Line Items]
Sovereign	118,169	82,331
Sovereign | Amortized cost | Past due
Statement [Line Items]
Sovereign	0	0
Sovereign | Amortized cost | Delinquent
Statement [Line Items]
Sovereign	0	0
Sovereign | Amortized cost | Loans Portfolio
Statement [Line Items]
Sovereign	118,169	82,331
Sovereign | Normal | Amortized cost
Statement [Line Items]
Sovereign	118,169	82,331
Sovereign | Special mention | Amortized cost
Statement [Line Items]
Sovereign	0	0
Sovereign | Substandard | Amortized cost
Statement [Line Items]
Sovereign	0	0
Sovereign | Doubtful | Amortized cost
Statement [Line Items]
Sovereign	0	0
Sovereign | Unrecoverable | Amortized cost
Statement [Line Items]
Sovereign	0	0
Allowance For Loan Losses IFRS | Amortized cost
Statement [Line Items]
Total Allowance for loan losses IFRS	94,276	78,158
Allowance For Loan Losses IFRS | Normal | Amortized cost
Statement [Line Items]
Total Allowance for loan losses IFRS	34,406	51,427
Allowance For Loan Losses IFRS | Special mention | Amortized cost
Statement [Line Items]
Total Allowance for loan losses IFRS	30,891	14,248
Allowance For Loan Losses IFRS | Substandard | Amortized cost
Statement [Line Items]
Total Allowance for loan losses IFRS	0	0
Allowance For Loan Losses IFRS | Doubtful | Amortized cost
Statement [Line Items]
Total Allowance for loan losses IFRS	20,126	5,441
Allowance For Loan Losses IFRS | Unrecoverable | Amortized cost
Statement [Line Items]
Total Allowance for loan losses IFRS	$ 8,853	$ 7,042